Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 034	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits before transfers per the financial statements	$ 2,643,111
Change in accrued expenses	(410)
Change in contributions receivable	(23,589)
Net income per Form 5500	$ 2,619,112